Inventories - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Text Block [Abstract]
Net of provision for slow moving or defective inventory	£ 13.7	£ 12.4	£ 12.5	£ 11.2